INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Disclosure of interests in associates
Details of the Company's investments in associates as at December 31, 2020 and 2019 are as follows:

Material Associate

Name of Associate	Principal activity	Country of incorporation	Principal place of business	% Ownership interest		Quoted fair value (i)		Carrying amount
				2020	2019	2020	2019	2020	2019
Leagold Mining Corporation	Gold mining	Canada	Brazil, Mexico	—%	20.4%	$—	$144.5	$—	$120.3
(i)The fair value of the Company's interest in Leagold, which was listed on the TSX, was based on the quoted market price at December 31, 2019, which is a Level 1 input in terms of IFRS 13.

On March 10, 2020 Leagold completed a merger transaction with Equinox Gold Corp., which resulted in Yamana owning approximately 9% of the combined company. Yamana concluded that, as a result of its reduced shareholding, it no longer had significant influence in the investee, and therefore, discontinued accounting for the investment using the equity method from the date of the completion of the merger. Refer to Note 6 for further details on the merger transaction.

The following table summarizes the change in the carrying amount of the Company's investment in Leagold:

	2020	2019
Balance as at January 1	$120.3	$146.0
Company's share of net loss of Leagold	(4.1)	(16.3)
Company's share of other comprehensive loss of Leagold	(1.6)	(9.4)
Derecognition of investment in Leagold upon discontinuation of the equity method (Note 6)	(114.6)	—
Balance as at December 31	$—	$120.3

Disclosure of reconciliation of summarised financial information	Summarized financial information in respect of the Company’s investment in Leagold is set out below. The summarized financial information below represents amounts in Leagold's consolidated financial statements prepared in accordance with IFRS, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Company’s interest in Leagold. The information for 2019 presented in the table includes the results of Leagold for the period from January 1 to December 31, 2019. The information for 2020 includes the results of Leagold only for the period from January 1 to March 10, 2020, because Yamana ceased to have significant influence in the investee as of March 10, 2020.
Summarized Consolidated Balance Sheet Information

As at December 31,	2020	2019
Current assets	$—	$238.8
Non-current assets	—	800.4
Total assets	$—	$1,039.2
Current liabilities	—	111.1
Non-current liabilities	—	440.8
Total liabilities	$—	$551.9
Net assets of associate	$—	$487.3
Yamana's share of net assets	$—	$99.4
Goodwill	—	26.5
Other equity adjustments	—	(5.6)
Carrying Amount	$—	$120.3

Summarized Consolidated Statement of Operations and Comprehensive (loss) Income Information

For the year ended December 31,	2020	2019
Net (loss) earnings	$(20.0)	$(79.9)
Other comprehensive loss	(8.1)	(46.1)
Total comprehensive (loss) income	$(28.1)	$(126.0)
The following table analyzes, in aggregate, the carrying amount and share of net earnings of these associates.

2020
Aggregate carrying amount of individually immaterial associates	$34.3
Aggregate amounts of the Company's share of:
Net earnings	$3.1